Note 1: Description of Business and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2015
Details
Entity Incorporation, Date of Incorporation	Dec. 19, 2005
Entity Incorporation, State Country Name	Nevada
Entity Information, Date to Change Former Legal or Registered Name	Jun. 23, 2014
Nature of Operations	Ambient Water Corporation (“AWGI” or “the Company”), designs and sells Atmospheric Water Generation products. These products harvest water from the humidity in the atmosphere to produce pure drinkable water. AWGI utilizes contract manufacturers to assemble its products. The Company markets and sells its products through a network of domestic and international distributors with clearly identified geographic territories. AWGI is one of the pioneers of atmospheric water generation technology for extracting water from humidity in the air. Drawing from the renewable supply of water vapor in the air that we breathe, our patented technology cost effectively transforms humidity into an abundant source of clean water near the point of use. Our scalable and modular systems can be configured for a number of commercial and industrial water-sensitive applications ranging from oil and gas exploration to vertical farming. Our systems are easily configured to produce high quality drinking water for homes, offices, and communities.
Interim Financial Statements

BASIS OF PRESENTATION:

The accompanying consolidated financial statements of Ambient Water Corporation and its subsidiaries (“Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America under the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") (See Management Statement regarding Going Concern in Note 3). In the opinion of management, the consolidated financial statements reflect all adjustments considered necessary for a fair presentation.